Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 5,606,743	$ 31,931,892
Allowance for credit loss	(2,901,234)	(365,047)	$ (945,761)	$ (152,768)
Total accounts receivable, net	$ 2,705,509	$ 31,566,845